Related Party Transactions - Income Statement Disclosures (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Income	$ 12.7		$ 33.4		$ 61.7	$ 397.4	$ (125.5)
Expense	51.5		63.1		134.2	204.8	297.8
ING V
Related Party Transaction [Line Items]
Income	0.9	[1]	0.9	[1]	1.8	11.1	(36.6)
Expense	5.6	[1]	6.3	[1]	13.5	38.9	115.2
ING Group
Related Party Transaction [Line Items]
Income	5.2		12.6		13.9
Expense	9.6		(4.8)		8.2	78.1	78.3
ING Bank N.V.
Related Party Transaction [Line Items]
Income	(1.4)	[1]	13.6	[1]	35.5	367.9	(106.5)
Expense	28.8	[1]	58.8	[1]	104.6	67.1	91.0
Other
Related Party Transaction [Line Items]
Income	8.0		6.3		10.5	18.4	17.6
Expense	$ 7.5		$ 2.8		$ 7.9	$ 20.7	$ 13.3

[1]	See "Derivatives" section below.